Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities

At December 31, 2025 and 2024, respectively, the Company had the following common stock equivalents, which are potentially dilutive equity securities:

	December 31,	December 31,
	2025	2024

Convertible Preferred Stock(1)	3,500,000	3,500,000
Convertible notes	156,190	24,200
Common stock issuable	-	500
Warrant	25,730	25,730
Total	3,525,886	3,550,430

(1)	Each share of preferred stock (7,000,000 shares) is convertible into 100 shares of common stock.